Leases (Details) - Schedule of additional information related to our leases	Sep. 30, 2022	Dec. 31, 2021
Operating Lease [Member]
Leases (Details) - Schedule of additional information related to our leases [Line Items]
Weighted average remaining lease term (years)	1 year 11 months 15 days	4 years 6 months 3 days
Weighted average discount rate	10.61%	5.94%
Finance Lease [Member]
Leases (Details) - Schedule of additional information related to our leases [Line Items]
Weighted average remaining lease term (years)	3 years 8 months 4 days	1 year 2 months 19 days
Weighted average discount rate	5.92%	13.21%